Income Taxes (Tables)	12 Months Ended
Jan. 31, 2026
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Canada	62,911	60,119	53,246
United States	102,707	92,637	62,346
Other countries	51,472	38,877	35,560
	217,090	191,633	151,152

Schedule of components income tax of expense (recovery)

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Current income tax expense
Canada	20,383	22,282	16,376
United States	6,991	18,020	16,532
Other countries	14,878	13,100	8,315
	42,252	53,402	41,223
Deferred income tax expense (recovery)
Canada	(2,840)	(3,875)	(2,369)
United States	15,781	585	(5,060)
Other countries	(1,870)	(1,752)	1,451
	11,071	(5,042)	(5,978)
	53,323	48,360	35,245

Schedule of deferred tax assets and liabilities

	January 31,	January 31,
	2026	2025
Assets
Accrued liabilities not currently deductible	6,564	10,326
Accumulated losses	20,296	2,813
Difference between tax and accounting basis of property and equipment	11,644	9,653
Research and development expenditures and tax credits	1,410	9,683
Total deferred income tax assets	39,914	32,475
Liabilities
Difference between tax and accounting basis of intangible assets	(68,937)	(53,346)
Temporary difference on equity derivative and related party debt	(2,633)	(6,990)
Total deferred income tax liabilities	(71,570)	(60,336)
Net deferred income taxes	(31,656)	(27,861)
Valuation allowance	(3,067)	(2,464)
Net deferred income taxes, net of valuation allowance	(34,723)	(30,325)

Schedule of effective income tax rate reconciliation

	January 31,
Year Ended	2026
	Amount	(%)
Canada federal tax	54,273	25.0

Domestic federal
Non-taxable or non-deductible items	1,776	0.8
Changes in valuation allowance	379	0.2
Tax credits	(368)	(0.2)
Other	(354)	(0.2)

Domestic provincial income taxes, net of federal effect (net of provincial abatement)	362	0.2

Foreign tax effects
United States	(2,905)	(1.3)
Other than United States	(266)	(0.1)

Changes in unrecognized tax benefits	426	0.2

Effective tax rate	53,323	24.6

	January 31,	January 31,
Year Ended	2025	2024
Income before income taxes	191,633	151,152

Combined basic Canadian statutory rates	26.5%	26.5%

Income tax expense based on the above rates	50,783	40,055
Increase (decrease) in income taxes resulting from:
Permanent differences	1,490	124
Effect of differences between Canadian and foreign tax rates	(2,042)	(1,293)
Effect of rate changes on current year timing differences	(424)	(48)
Change in estimates relating to prior periods	66	(2,888)
Increase (decrease) in accruals for uncertain tax positions	(544)	(117)
Valuation allowance	564	263
Research tax credits	(2,230)	(1,488)
Other, including foreign exchange	697	637
Income tax expense	48,360	35,245

Schedule of operating loss carryforwards

		United
Expiry year	Canada	States	EMEA	Asia Pacific	Total
2027	—	—	—	186	186
2028	—	—	—	50	50
2029	—	138	—	—	138
2030	—	138	—	138	276
2031	—	138	—	358	496
Thereafter	1,838	24,313	—	313	26,464
Indefinite	—	51,097	9,703	46	60,846
	1,838	75,824	9,703	1,091	88,456

Schedule of unrecognized tax benefits roll forward

	January 31,	January 31,
	2026	2025
Liability, beginning of year	5,531	6,153
Gross increases – current period	1,430	1,476
Lapsing due to statutes of limitations	(942)	(2,098)
Liability, end of year	6,019	5,531

Schedule of income taxes paid (net of refunds)

January 31,
2026
Canada federal	14,626
Canada provincial	9,750
Foreign	32,872
57,248

January 31,
2026
Canada federal	14,626
Canada provincial
Ontario	11,177
Foreign
United States	17,990
United Kingdom	6,626
50,419